Cover	Oct. 29, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 29, 2019
Current Fiscal Year End Date	--12-31
Entity File Number	0-9881
Entity Registrant Name	SHENANDOAH TELECOMMUNICATIONS CO/VA/
Entity Central Index Key	0000354963
Entity Tax Identification Number	54-1162807
Entity Incorporation, State or Country Code	VA
Entity Address, Address Line One	500 Shentel Way
Entity Address, Address Line Two	Edinburg
Entity Address, City or Town	, Virginia
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22824
City Area Code	540
Local Phone Number	984-4141
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock (No Par Value)
Trading Symbol	SHEN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false